Investment in Securities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2011 Investment	Dec. 31, 2010	Dec. 31, 2011 Investment	Dec. 31, 2010	Mar. 31, 2011 Investment	Dec. 31, 2011 CMBS and RMBS in the U.S., and other asset-backed securities	Mar. 31, 2011 CMBS and RMBS in the U.S., and other asset-backed securities
Schedule of Investments [Line Items]
Non-credit components of other-than-temporary impairments						¥ 1,048	¥ 392
Approximate number of investment securities in an unrealized loss position	326		326		449
Aggregate carrying amount of other securities accounted for under the cost method	94,391		94,391		67,366
Aggregate carrying amount of other securities not evaluated for impairment	93,253		93,253		63,590
Interest income on investment securities	¥ 3,756	¥ 4,183	¥ 11,235	¥ 13,022